S000010348 [Member] Expense Example - AB California Portfolio	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 374
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,245
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253	[1]
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,629
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	298
Expense Example, with Redemption, 10 Years	$ 673

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.